INCOME TAXES - Summary of principle components of deferred tax assets and deferred taxes liability (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deductible temporary difference related to advertising expenses	¥ 786,469	¥ 764,166
Net operating loss carrying forwards	827,031	641,220
Transfer of intangible assets	1,002	1,171
Accrued liabilities	1,891	1,876
Total deferred tax assets	1,616,393	1,408,433
Less: valuation allowance	(1,616,393)	(1,397,121)	¥ (1,351,067)	¥ (1,332,885)
Deferred tax assets, net	0	11,312
Deferred tax liabilities
Building and land use right	65,706	67,507
Intangible assets	4,475	4,045
Unrecognized gains of investments	423	415
Total deferred tax liabilities	¥ 70,604	¥ 71,967